Document and Entity Information	12 Months Ended
Jun. 25, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 21, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jun. 21, 2012
Document Effective Date	Jun. 25, 2012
Prospectus Date	Jun. 25, 2012